Net Loss per Share - Schedule of Basic and Diluted net Income (loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss per Share [Abstract]
Net loss (in Dollars)		$ (43,328)	$ (58,990)	$ (57,429)
Basic earnings per share
Basic weighted average shares outstanding	[1]	19,285	18,928	18,653
Basic loss per share (in Dollars per share)	[1]	$ (2.25)	$ (3.12)	$ (3.08)
Diluted earnings per share
Basic weighted average shares outstanding	[1]	19,285	18,928	18,653
Dilutive effect of stock options
Diluted weighted average shares outstanding	[1]	19,285	18,928	18,653
Diluted loss per share (in Dollars per share)	[1]	$ (2.25)	$ (3.12)	$ (3.08)

[1]	Retroactively adjusted for the twenty-to-one share combination, effective April 7, 2025 – See Note 1